Amounts receivable - Disclosure of detailed information about trade and other receivables (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables [abstract]
Revenues receivable from royalty, stream and other interests	$ 1,257	$ 6,643
Interest income receivable	2,133	1,991
Amounts receivable from associates	641	3,225
Sales taxes, tax credits and other receivables	2,299	462
Amounts receivable	$ 6,330	$ 12,321